Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Common Class A [Member]	Total
Balance at Dec. 31, 2023				$ 6,400	$ 3,013,333	$ 521,566	$ 2,490,044	$ (377,790)	$ 5,653,553	$ 225,067		$ 5,878,620
Balance, shares at Dec. 31, 2023				6,400,000
Issuance of ordinary shares				$ 1,380	3,179,583				3,180,963			3,180,963
Balance, shares				1,380,000
Pre-Delivery Shares related to the issuance of convertible note				$ 850	1,499,150				1,500,000			1,500,000
Balance, shares				850,000
Net income							(812,836)		(812,836)	(33,005)		(845,841)
Appropriation to statutory reserves						170,914	(170,914)
Foreign currency translation adjustments								(199,972)	(199,972)	(4,569)		(204,541)
Disposal of subsidiary						(94,700)	94,700			(187,493)		(187,493)
Other	[1]				1,089,207	(133,143)	(956,064)
Balance at Dec. 31, 2024				$ 8,630	8,781,273	464,637	644,930	(577,762)	9,321,708			9,321,708
Balance, shares at Dec. 31, 2024				8,630,000
Balance, shares											2,688,514
Balance, shares				850,000
Net income							(5,476,695)		(5,476,695)			(5,476,695)
Foreign currency translation adjustments								378,383	378,383			378,383
Disposal of subsidiary					(736,568)	(300,193)	1,036,761
Re-designation of authorized ordinary shares (Note 15)		$ 4,900	$ 3,730	$ (8,630)
Re-designation of authorized ordinary shares, shares		4,899,680	3,730,320	(8,630,000)
Ordinary shares issued for conversion of convertible notes		$ 2,689			1,684,344				1,687,033			1,687,033
Balance, shares		2,688,514
Ordinary shares issued for consulting services		$ 1,250			1,075,625				1,076,875		$ 1,076,875	1,076,875
Balance, shares		1,250,000									1,250,000
Balance at Dec. 31, 2025		$ 8,839	$ 3,730		$ 10,804,674	$ 164,444	$ (3,795,004)	$ (199,379)	$ 6,987,304			$ 6,987,304
Balance, shares at Dec. 31, 2025		8,838,194	3,730,320

[1]	Guangzhou LOBO transferred intangible assets to Tianjin LOBO and Jiangsu LOBO with nil consideration before the disposal.